Equity (Schedule of Share-based Payments to Employees, Non-marketable Options, Range of Exercise Prices) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range Of Exercise Price Of Outstanding Share Options Nis	18.71-31.39	10.12-31.38	9.46-34.30
Range Of Exercise Price Of Outstanding Share Options Usd	5.87-9.84	2.77-8.60	2.70-9.81